June 30, 2004		•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Corinthian

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)
(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

ASSETS
Investments:
Money Market Portfolio	$1,296
Equity Portfolio		$20,278
Inflation Managed Portfolio			$1,348
Main Street® Core Portfolio				$4,842
Multi-Strategy Portfolio					$4,452
Managed Bond Portfolio						$8,489
High Yield Bond Portfolio							$122
Equity Index Portfolio								$2,208
International Value Portfolio									$744
Growth LT Portfolio										$3,268
Receivables:
Fund shares redeemed	—	1	—	—	—	—	—	—	—	—

Total Assets	1,296	20,279	1,348	4,842	4,452	8,489	122	2,208	744	3,268

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	—	—	—	—	—	—	—	—
Other liabilities	2	40	3	10	9	1	1	4	1	7

Total Liabilities	2	41	3	10	9	1	1	4	1	7

NET ASSETS	$1,294	$20,238	$1,345	$4,832	$4,443	$8,488	$121	$2,204	$743	$3,261

Shares Owned in each Portfolio	128	1,146	108	252	290	766	18	81	57	181

Cost of Investments	$1,289	$15,416	$1,130	$3,545	$3,451	$8,109	$123	$1,970	$735	$3,192

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account	Account	Account
	I	II	IV	VII	IX	X	XI	XII	XIII	XIV

INVESTMENT INCOME
Dividends	$5	$—	$—	$—	$—	$110	$6	$—	$—	$—
EXPENSES
Mortality and expense risk fees and operating expenses	9	126	8	30	27	54	1	13	4	20

Net Investment Income (Loss)	(4)	(126)	(8)	(30)	(27)	56	5	(13)	(4)	(20)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	1	213	4	21	3	31	(16)	(1)	(4)	(30)
Change in net unrealized appreciation (depreciation) on investments	(1)	119	24	105	59	(89)	11	69	14	123

Net Gain (Loss) on Investments	—	332	28	126	62	(58)	(5)	68	10	93

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4)	$206	$20	$96	$35	($2)	$—	$55	$6	$73

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Variable Account I		Variable Account II		Variable Account IV		Variable Account VII		Variable Account IX

	Period		Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4)	($7)	($126)	($166)	($8)	$65	($30)	($10)	($27)	$14
Net realized gain from security transactions	1	2	213	217	4	1	21	45	3	34
Change in net unrealized appreciation (depreciation) on investments	(1)	(2)	119	3,959	24	17	105	966	59	772

Net Increase (Decrease) in Net Assets Resulting from Operations	(4)	(7)	206	4,010	20	83	96	1,001	35	820

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	1	38	19	36	—	—	4	—	1	8
Transfers between variable accounts, net	32	(311)	(212)	(227)	67	(42)	29	1	37	44
Transfers—policy charges and deductions	—	(6)	(118)	(220)	—	(1)	(53)	(94)	(16)	(159)
Transfers—surrenders	(134)	(84)	(562)	(1,047)	(8)	(20)	(110)	(283)	(57)	(192)
Transfers—other	5	(1)	35	(13)	—	—	9	(2)	3	(2)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(96)	(364)	(838)	(1,471)	59	(63)	(121)	(378)	(32)	(301)

NET INCREASE (DECREASE) IN NET ASSETS	(100)	(371)	(632)	2,539	79	20	(25)	623	3	519

NET ASSETS
Beginning of Period/Year	1,394	1,765	20,870	18,331	1,266	1,246	4,857	4,234	4,440	3,921

End of Period/Year	$1,294	$1,394	$20,238	$20,870	$1,345	$1,266	$4,832	$4,857	$4,443	$4,440

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Account X		Variable Account XI		Variable Account XII		Variable Account XIII		Variable Account XIV

	Period		Period		Period		Period		Period
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$56	$793	$5	$8	($13)	$6	($4)	$3	($20)	($36)
Net realized gain (loss) from security transactions	31	45	(16)	(1)	(1)	(55)	(4)	(18)	(30)	(296)
Change in net unrealized appreciation (depreciation) on investments	(89)	(377)	11	13	69	436	14	132	123	1,170

Net Increase (Decrease) in Net Assets Resulting from Operations	(2)	461	—	20	55	387	6	117	73	838

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Transfer of net premiums	2	7	—	—	6	49	3	—	—	3
Transfers between variable accounts, net	(206)	(478)	(74)	91	239	220	120	104	42	(217)
Transfers—policy charges and deductions	(8)	(75)	—	—	—	(1)	—	(6)	—	(39)
Transfers—surrenders	(386)	(573)	(3)	—	(15)	(179)	—	(16)	(38)	(107)
Transfers—other	1	(1)	—	—	—	1	—	—	6	(4)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(597)	(1,120)	(77)	91	230	90	123	82	10	(364)

NET INCREASE (DECREASE) IN NET ASSETS	(599)	(659)	(77)	111	285	477	129	199	83	474

NET ASSETS
Beginning of Period/Year	9,087	9,746	198	87	1,919	1,442	614	415	3,178	2,704

End of Period/Year	$8,488	$9,087	$121	$198	$2,204	$1,919	$743	$614	$3,261	$3,178

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended were as follows:

				Ratios of
	AUV	Number	Total	Investment	Ratios of
For the	at	of	Net	Income to	Expenses to
Period/Year	End of	Units	Assets	Average	Average	Total
Ended	Period/Year	Outstanding	(in $000’s)	Net Assets(1)	Net Assets(1)	Returns(2)

I
01/01/2004 – 06/30/2004 (Unaudited)	$2.19	589,842	$ 1,294	0.68%	1.23%	0.04%
2003	2.19	636,082	1,394	0.81%	1.23%	(0.44%)
2002	2.20	801,386	1,765	1.41%	1.22%	0.18%
2001	2.20	992,530	2,182	3.87%	1.21%	2.62%

II
01/01/2004 – 06/30/2004 (Unaudited)	$5.56	3,640,462	$20,238	0.00%	1.23%	1.18%
2003	5.49	3,798,463	20,870	0.37%	1.23%	22.81%
2002	4.47	4,097,487	18,331	0.37%	1.23%	(27.40%)
2001	6.16	4,578,403	28,215	6.33%	1.21%	(22.70%)

IV
01/01/2004 – 06/30/2004 (Unaudited)	$2.92	460,116	$ 1,345	0.00%	1.23%	1.45%
2003	2.88	439,236	1,266	6.40%	1.23%	6.92%
2002	2.69	462,326	1,246	2.54%	1.23%	14.04%
2001	2.36	467,059	1,104	3.71%	1.20%	3.02%

VII
01/01/2004 – 06/30/2004 (Unaudited)	$2.72	1,774,543	$ 4,832	0.00%	1.23%	2.21%
2003	2.66	1,823,039	4,857	1.00%	1.23%	25.41%
2002	2.12	1,993,087	4,234	0.71%	1.23%	(29.27%)
2001	3.00	2,336,761	7,019	1.88%	1.21%	(9.97%)

IX
01/01/2004 – 06/30/2004 (Unaudited)	$2.79	1,592,335	$ 4,443	0.00%	1.23%	0.82%
2003	2.77	1,604,504	4,440	1.57%	1.23%	21.77%
2002	2.27	1,725,264	3,921	3.10%	1.23%	(14.13%)
2001	2.65	1,985,813	5,256	2.67%	1.21%	(2.34%)

X
01/01/2004 – 06/30/2004 (Unaudited)	$1.83	4,629,693	$ 8,488	2.52%	1.23%	(0.09%)
2003	1.83	4,952,209	9,087	9.55%	1.23%	4.94%
2002	1.75	5,573,069	9,746	5.40%	1.23%	9.58%
2001	1.60	5,914,861	9,439	5.11%	1.21%	6.04%

XI
01/01/2004 – 06/30/2004 (Unaudited)	$1.52	79,827	$ 121	7.22%	1.23%	(0.44%)
2003	1.53	129,408	198	7.55%	1.23%	18.82%
2002	1.29	67,462	87	8.70%	1.22%	(4.17%)
2001	1.34	85,823	115	9.90%	1.21%	0.13%

XII
01/01/2004 – 06/30/2004 (Unaudited)	$2.49	885,461	$ 2,204	0.00%	1.23%	2.74%
2003	2.42	792,026	1,919	1.65%	1.23%	26.73%
2002	1.91	754,519	1,442	9.76%	1.23%	(23.29%)
2001	2.49	931,726	2,322	1.45%	1.21%	(13.21%)

XIII
01/01/2004 – 06/30/2004 (Unaudited)	$1.33	558,278	$ 743	0.00%	1.22%	1.08%
2003	1.32	466,722	614	1.86%	1.23%	26.15%
2002	1.04	397,673	415	0.91%	1.22%	(14.96%)
2001	1.23	433,781	532	2.68%	1.21%	(22.81%)

XIV
01/01/2004 – 06/30/2004 (Unaudited)	$2.61	1,247,535	$ 3,261	0.00%	1.23%	2.48%
2003	2.55	1,245,739	3,178	0.00%	1.23%	32.34%
2002	1.93	1,402,534	2,704	1.02%	1.23%	(29.84%)
2001	2.75	1,752,136	4,814	17.14%	1.21%	(30.40%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk (M&E) charges and operating expenses assessed through the daily accumulation unit value calculation. M&E charges are assessed at an annual rate of 1.19% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”) as follows:

Portfolios

Variable Account I	Money Market Portfolio
Variable Account II	Equity Portfolio
Variable Account IV	Inflation Managed Portfolio
Variable Account VII	Main Street® Core Portfolio *
Variable Account IX	Multi-Strategy Portfolio
Variable Account X	Managed Bond Portfolio
Variable Account XI	High Yield Bond Portfolio
Variable Account XII	Equity Index Portfolio
Variable Account XIII	International Value Portfolio
Variable Account XIV	Growth LT Portfolio

* Formerly named Large-Cap Core Portfolio. Main Street is a registered trademark of OppenheimerFund.

     Each portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts (the “Contract”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

     During the six-month period ended June 30, 2004, the Fund declared dividends for Money Market, Managed Bond, and High Yield Bond portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

5. CONTRACT CHARGES

     A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

     An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Variable Accounts to which the Contract Value is allocated.

     Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account’s net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

     In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life’s guarantee that such expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2004, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of state expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Value Portfolio of the Fund. For the period ended June 30, 2004, the annualized combined operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

6. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk fees and operating expenses (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2004 were as follows (amounts in thousands):

		Variable Accounts
		I	II	IV	VII	IX

Total cost of investments at beginning of period		$1,393	$16,201	$1,075	$3,684	$3,510
Add:	Total net proceeds from policy and M&E transactions	76	129	133	76	64
	Reinvested distributions from the Fund	5	—	—	—	—

	Sub-Total	1,474	16,330	1,208	3,760	3,574
Less:	Cost of investments disposed during the period	185	914	78	215	123

Total cost of investments at end of period		1,289	15,416	1,130	3,545	3,451
Add:	Unrealized appreciation	7	4,862	218	1,297	1,001

Total market value of investments at end of period		$1,296	$20,278	$1,348	$4,842	$4,452

		X	XI	XII	XIII	XIV

Total cost of investments at beginning of period		$8,620	$ 211	$1,755	$ 620	$3,237
Add:	Total net proceeds from policy and M&E transactions	14	—	300	149	105
	Reinvested distributions from the Fund	110	6	—	—	—

	Sub-Total	8,744	217	2,055	769	3,342
Less:	Cost of investments disposed during the period	635	94	85	34	150

Total cost of investments at end of period		8,109	123	1,970	735	3,192
Add:	Unrealized appreciation (depreciation)	380	(1)	238	9	76

Total market value of investments at end of period		$8,489	$ 122	$2,208	$ 744	$3,268

Semi-Annual Report
as of June 30, 2004

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 1211-4A